Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BNY Mellon Short Term Municipal Bond Fund
Entity Central Index Key	0000810305
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000130293 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Short Term Municipal Bond Fund
Class Name	Class Y
Trading Symbol	DMYBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Short Term Municipal Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$19	0.38%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 19	[1]
Expense Ratio, Percent	0.38%	[1],[2]
Net Assets	$ 132,000,000
Holdings Count | Holding	106
Investment Company Portfolio Turnover	16.90%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 9/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$132	106	16.90%

Holdings [Text Block]	Portfolio Holdings (as of 9/30/25 ) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)
C000073380 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Short Term Municipal Bond Fund
Class Name	Class I
Trading Symbol	DIMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Short Term Municipal Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$20	0.39%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 20	[3]
Expense Ratio, Percent	0.39%	[3],[4]
Net Assets	$ 132,000,000
Holdings Count | Holding	106
Investment Company Portfolio Turnover	16.90%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 9/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$132	106	16.90%

Holdings [Text Block]	Portfolio Holdings (as of 9/30/25 ) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)
C000000147 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Short Term Municipal Bond Fund
Class Name	Class D
Trading Symbol	DSIBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Short Term Municipal Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D*	$25	0.49%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 25	[5]
Expense Ratio, Percent	0.49%	[5],[6]
Net Assets	$ 132,000,000
Holdings Count | Holding	106
Investment Company Portfolio Turnover	16.90%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 9/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$132	106	16.90%

Holdings [Text Block]	Portfolio Holdings (as of 9/30/25 ) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)
C000079007 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Short Term Municipal Bond Fund
Class Name	Class A
Trading Symbol	DMBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Short Term Municipal Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$32	0.64%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 32	[7]
Expense Ratio, Percent	0.64%	[7],[8]
Net Assets	$ 132,000,000
Holdings Count | Holding	106
Investment Company Portfolio Turnover	16.90%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 9/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$132	106	16.90%

Holdings [Text Block]	Portfolio Holdings (as of 9/30/25 ) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)

[1]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[2]	Annualized.
[3]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[4]	Annualized.
[5]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[6]	Annualized.
[7]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[8]	Annualized.